UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08012

Government Obligations Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

Government Obligations Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage-Backed Securities — 101.8%
Mortgage Pass-Throughs — 90.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with maturity at 2014	$3,157	$3,181,256
5.50%, with various maturities to 2017	14,894	15,173,756
6.00%, with various maturities to 2026	16,036	16,538,524
6.50%, with various maturities to 2028	30,733	32,096,505
6.87%, with maturity at 2024	330	345,213
7.00%, with various maturities to 2026	32,224	33,879,784
7.09%, with maturity at 2023	1,304	1,385,531
7.25%, with maturity at 2022	2,071	2,215,999
7.31%, with maturity at 2027	571	614,520
7.50%, with various maturities to 2029	23,536	25,155,457
7.63%, with maturity at 2019	868	937,193
7.75%, with various maturities to 2018	55	59,070
7.78%, with maturity at 2022	282	305,856
7.85%, with maturity at 2020	707	768,194
8.00%, with various maturities to 2028	22,259	24,149,671
8.13%, with maturity at 2019	1,347	1,474,796
8.15%, with maturity at 2021	458	501,500
8.25%, with various maturities to 2017	213	232,243
8.50%, with various maturities to 2027	10,003	10,985,224
8.75%, with various maturities to 2016	33	35,227
9.00%, with various maturities to 2027	15,300	16,902,736
9.25%, with various maturities to 2017	379	405,209
9.50%, with various maturities to 2026	4,467	4,993,722
9.75%, with various maturities to 2018	48	49,499
11.00%, with maturity at 2015	45	50,537
13.50%, with maturity at 2010	8	9,024
15.00%, with maturity at 2011	1	603
		$192,446,849
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$1	$971
4.00%, with maturity at 2014	1,160	1,145,933
4.50%, with various maturities to 2018	88,754	88,576,172
4.81%, with maturity at 2026(1)	1,981	1,976,726
4.83%, with maturity at 2022(1)	3,371	3,362,667
4.955%, with maturity at 2022(1)	2,864	2,857,542
5.00%, with various maturities to 2027	7,362	7,403,977
5.123%, with maturity at 2036(1)	3,197	3,190,903
5.137%, with maturity at 2035(1)	2,946	2,939,841
5.22%, with various maturities to 2035(1)	46,154	45,966,229
5.226%, with maturity at 2036(1)	1,234	1,233,747
5.322%, with maturity at 2033(1)	6,363	6,347,912
5.50%, with various maturities to 2030	47,053	47,772,106
6.00%, with various maturities to 2031	23,891	24,590,389
6.50%, with various maturities to 2029	83,045	86,754,102
6.518%, with maturity at 2025(2)	534	558,572

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Assn.:
7.00%, with various maturities to 2031	$41,478	$43,842,986
7.25%, with various maturities to 2023	83	86,354
7.50%, with various maturities to 2029	15,919	16,973,478
7.861%, with maturity at 2030(2)	62	66,921
7.875%, with maturity at 2021	1,298	1,407,372
8.00%, with various maturities to 2027	19,642	21,288,248
8.25%, with various maturities to 2025	579	636,528
8.33%, with maturity at 2020	1,361	1,497,243
8.50%, with various maturities to 2027	7,364	8,087,010
8.679%, with maturity at 2021(2)	187	200,927
8.75%, with various maturities to 2016	113	115,254
8.992%, with maturity at 2010(2)	45	45,943
9.00%, with various maturities to 2030	2,549	2,798,391
9.125%, with maturity at 2011	41	42,242
9.25%, with various maturities to 2016	47	48,089
9.50%, with various maturities to 2030	4,785	5,321,361
9.75%, with maturity at 2019	52	59,707
9.956%, with maturity at 2021(2)	120	137,299
10.00%, with maturity at 2012	29	30,603
10.00%, with maturity at 2025(2)	99	111,998
10.066%, with maturity at 2021(2)	118	134,493
10.22%, with maturity at 2023(2)	197	224,420
10.248%, with maturity at 2021(2)	208	236,779
10.301%, with maturity at 2020(2)	165	183,515
10.752%, with maturity at 2025(2)	94	105,962
11.00%, with maturity at 2010	5	5,316
11.391%, with maturity at 2019(2)	180	202,358
11.50%, with maturity at 2012	57	62,033
11.643%, with maturity at 2018(2)	268	302,039
11.737%, with maturity at 2025(2)	75	85,808
12.414%, with maturity at 2021(2)	106	119,628
12.668%, with maturity at 2015(2)	214	247,167
13.00%, with maturity at 2010	24	24,724
		$429,409,985
Government National Mortgage Assn.:
5.125%, with various maturities to 2027(1)	$1,022	$1,038,133
6.50%, with maturity at 2024	108	112,848
7.00%, with various maturities to 2025	33,273	35,397,032
7.25%, with maturity at 2022	125	134,058
7.50%, with various maturities to 2025	11,333	12,146,134
8.00%, with various maturities to 2027	20,818	22,729,007
8.25%, with maturity at 2019	229	251,316
8.30%, with maturity at 2020	64	69,129
8.50%, with various maturities to 2018	3,506	3,836,514
9.00%, with various maturities to 2027	11,271	12,781,768
9.50%, with various maturities to 2026	8,346	9,482,728
		$97,978,667
Total Mortgage Pass-Throughs (identified cost $716,099,544)		$719,835,501

See notes to financial statements

Government Obligations Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Collateralized Mortgage Obligations — 10.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50% 4/25/24	$439	$457,689
Series 1822, Class Z, 6.90%, 3/15/26	2,853	2,947,413
Series 1896, Class Z, 6.00% 9/15/26	1,460	1,485,543
Series 2075, Class PH, 6.50% 8/15/28	766	789,445
Series 2091, Class ZC, 6.00% 11/15/28	3,206	3,221,183
Series 2102, Class Z, 6.00% 12/15/28	876	893,057
Series 2115, Class K, 6.00% 1/15/29	4,352	4,424,345
Series 2142, Class Z, 6.50% 4/15/29	1,602	1,652,404
Series 2245, Class A, 8.00% 8/15/27	15,867	17,053,652
		$32,924,731
Federal National Mortgage Assn.:
Series G-8, Class E, 9.00%, 4/25/21	$599	$657,674
Series G92-44, Class ZQ, 8.00%, 7/25/22	739	795,202
Series G93-36, Class ZQ, 6.50%, 12/25/23	22,633	23,589,992
Series 1993-16, Class Z, 7.50%, 2/25/23	852	907,887
Series 1993-39, Class Z, 7.50%, 4/25/23	2,076	2,199,049
Series 1993-149, Class M, 7.00%, 8/25/23	1,083	1,135,387
Series 1993-250, Class Z, 7.00%, 12/25/23	630	658,039
Series 1994-42, Class K, 6.50%, 4/25/24	9,546	9,884,816
Series 1994-82, Class Z, 8.00%, 5/25/24	3,591	3,877,129
Series 1997-81, Class PD, 6.35%, 12/18/27	1,298	1,335,941
Series 2000-49, Class A, 8.00%, 3/18/27	1,737	1,882,494
Series 2002-1, Class G, 7.00%, 7/25/23	1,409	1,477,188
		$48,400,798
Government National Mortgage Assn.:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$1,094	$1,129,142
Total Collateralized Mortgage Obligations (identified cost $81,931,677)		$82,454,671

Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
GS Mortgage Securities Corp. II, Series 2001-Rock, Class A2FL, 3.06%, with maturity at 2018(3)(4)	$5,500	$5,490,016
Total Commercial Mortgage-Backed Securities (identified cost $5,523,359)		$5,490,016
Total Mortgage-Backed Securities (identified cost $803,554,580)		$807,780,188
U.S. Treasury Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(5)	$6,000	$7,777,974
Total U.S. Treasury Obligations (identified cost $6,239,560)		$7,777,974
Total Investments — 102.8% (identified cost $809,794,140)		$815,558,162
Other Assets, Less Liabilities — (2.8)%		$(22,306,216)
Net Assets — 100.0%		$793,251,946

(1)  Adjustable rate mortgage.

(2)  Weighted average fixed-rate coupon that changes/updates monthly.

(3)  Variable rate security. The stated interest rate represents the rate in effect at April 30, 2008.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $5,490,016 or 0.7% of the Portfolio's net assets.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Government Obligations Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investments, at value (identified cost, $809,794,140)	$815,558,162
Receivable for investments sold	214,357
Interest receivable	4,370,152
Interest receivable from affiliated investment	15,959
Receivable for daily variation margin on open financial futures contracts	493,355
Total assets	$820,651,985
Liabilities
Demand note payable	$26,800,000
Payable to affiliate for investment adviser fee	481,393
Due to custodian	29,996
Accrued expenses	88,650
Total liabilities	$27,400,039
Net Assets applicable to investors' interest in Portfolio	$793,251,946
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$786,555,687
Net unrealized appreciation (computed on the basis of identified cost)	6,696,259
Total	$793,251,946

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest	$19,455,677
Interest income allocated from affiliated investment	514,117
Expenses allocated from affiliated investment	(63,207)
Total investment income	$19,906,587
Expenses
Investment adviser fee	$2,670,986
Trustees' fees and expenses	9,055
Custodian fee	147,819
Legal and accounting services	40,122
Interest expense	33,412
Miscellaneous	4,827
Total expenses	$2,906,221
Deduct — Reduction of custodian fee	$14
Total expense reductions	$14
Net expenses	$2,906,207
Net investment income	$17,000,380
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Financial futures contracts	$4,791,737
Net realized gain	$4,791,737
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$4,104,451
Financial futures contracts	1,804
Net change in unrealized appreciation (depreciation)	$4,106,255
Net realized and unrealized gain	$8,897,992
Net increase in net assets from operations	$25,898,372

See notes to financial statements

Government Obligations Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$17,000,380	$32,087,648
Net realized gain from investment transactions and financial futures contracts	4,791,737	780,030
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	4,106,255	3,844,239
Net increase in net assets from operations	$25,898,372	$36,711,917
Capital transactions — Contributions	$205,778,466	$136,530,716
Withdrawals	(126,171,843)	(213,299,802)
Net increase (decrease) in net assets from capital transactions	$79,606,623	$(76,769,086)
Net increase (decrease) in net assets	$105,504,995	$(40,057,169)
Net Assets
At beginning of period	$687,746,951	$727,804,120
At end of period	$793,251,946	$687,746,951

See notes to financial statements

Government Obligations Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended
	April 30, 2008		Year Ended October 31,			Period Ended		Year Ended December 31,
	(Unaudited)		2007	2006	2005	October 31, 2004(1)		2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.78	%(3)	0.80%	0.79%	0.77%	0.75	%(3)	0.70%	0.75%
Net investment income	4.56	%(3)	4.60%	4.09%	3.21%	3.63	%(3)	2.26%	4.41%
Portfolio Turnover	9%		23%	2%	30%	5%		67%	41%
Total Return	3.85	%(4)	5.49%	4.71%	2.46%	2.23	%(4)	0.01%	8.24%
Net assets, end of period (000's omitted)	$793,252		$687,747	$727,804	$866,273	$1,060,801		$1,521,288	$1,572,812

(1)  For the ten-month period ended October 31, 2004.

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements

Government Obligations Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to provide a high current return by investing primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Government Obligations Fund and Eaton Vance Diversified Income Fund held an interest of 81.1% and 16.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market valuations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Most seasoned fixed rate 30-year mortgage-backed securities (MBS) are valued through the use of the investment adviser's matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Investments for which market quotations are not readily available, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio.

Government Obligations Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts' terms.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by a fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, 0.6250% from $1 billion up to $1.5 billion, 0.5625% from $1.5 billion up to $2 billion, 0.5000% from $2 billion up to $2.5 billion and 0.4375% annually of average daily net assets of $2.5 billion or more, and is payable monthy. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $2,729,422 of which $58,436 was allocated from Cash Management and $2,670,986 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.73% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of U.S. Government and agency obligations, other than short-term obligations and

Government Obligations Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

including maturities and paydowns, aggregated $191,096,960 and $65,196,251, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$818,528,535
Gross unrealized appreciation	$5,129,665
Gross unrealized depreciation	(8,100,038)
Net unrealized depreciation	$(2,970,373)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Appreciation (Depreciation)
06/08	300 5 year U.S. Treasury Note	Long	$33,751,050	$33,595,314	$(155,736)
06/08	925 10 year U.S. Treasury Note	Long	106,038,590	107,126,563	1,087,973
					$932,237

At April 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At April 30, 2008, the Portfolio had a balance outstanding pursuant to this line of credit of $26,800,000. Average borrowings and the average interest rate for the six months ended April 30, 2008 were $2,109,341 and 3.19%, respectively.

7  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio's assets to the extent of any overdraft. At April 30, 2008, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $29,996.

8  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Government Obligations Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Government Obligations Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Government Obligations Fund

OFFICERS AND TRUSTEES

Eaton Vance Government Obligations Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Eaton Vance Government Obligations Fund

OFFICERS AND TRUSTEES CONT'D

Government Obligations Portfolio

Officers Mark S. Venezia President Christine M. Johnston Vice President Susan Schiff Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

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Investment Adviser of Government Obligations Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Government Obligations Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Government Obligations Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

140-6/08  GOSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	June 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 12, 2008

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	June 12, 2008